December 5, 1995

Document Control
U.S. Securities & Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:  SMALLCAP World Fund, Inc.
     File Nos. 33-32785 & 811-5888

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 30, 1995 of Registrant's Post-Effective Amendment No. 11 under The Securities Act of 1933 and Amendment No. 14 under The Investment Company Act of 1940.

                                                      Sincerely,

                                                      Chad L. Norton
                                                      Secretary
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